May 4, 2006
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Driehaus Mutual Funds (the “Registrant”)
File Nos. 333-05265 and 811-07655

Dear Sir or Madam:
     Pursuant to Rule 497 (j), under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, I hereby certify that the form of Prospectus dated May 1, 2006 and Statement of Additional Information dated May 1, 2006 does not differ from that contained in Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A which was filed via EDGAR on April 27, 2006 (Accession Number 000950137-06-00509).
     If you have any questions regarding this filing please contact the undersigned at 302-791-4394.

Very truly yours,
/s/ Diane J. Drake

Diane J. Drake Secretary Driehaus Mutual Funds